UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

October 31, 2006

LPS-QTLY-1206

1.809099.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (d)(e)	5,016,300	$ 94,056
ArvinMeritor, Inc. (e)	7,057,100	105,998
Brembo Spa	100,000	1,167
Drew Industries, Inc. (a)(e)	1,844,600	50,081
FCC Co. Ltd. (d)	650,000	14,950
Federal Screw Works (e)	156,250	2,305
Halla Climate Control Co.	315,000	3,644
INZI Controls Co. Ltd. (e)	919,357	7,367
Johnson Controls, Inc.	2,200,000	179,388
Motonic Corp.	78,310	3,449
Murakami Corp. (e)	750,000	6,220
Musashi Seimitsu Industry Co. Ltd. (d)	200,000	5,062
Owari Precise Products Co. Ltd.	140,000	583
Piolax, Inc. (e)	800,000	13,919
Samsung Climate Control Co. Ltd.	330,050	2,452
Sewon Precision Industries Co. Ltd.	41,860	1,573
Stoneridge, Inc. (a)(e)	2,000,406	14,243
Strattec Security Corp. (a)(e)	500,000	19,325
Tachi-S Co. Ltd.	500,800	3,807
Tower Automotive, Inc. (a)	2,000,000	125
Toyota Auto Body Co. Ltd.	150,000	2,603
Yutaka Giken Co. Ltd.	418,600	11,310
		543,627
Automobiles - 0.1%
Glendale International Corp. (a)	370,300	1,006
Monaco Coach Corp. (e)	1,664,819	19,878
National R.V. Holdings, Inc. (a)	257,281	798
		21,682
Distributors - 0.2%
Advanced Marketing Services, Inc. (a)(e)	1,877,800	5,352
Compania de Distribucion Integral Logista SA	500,000	28,272
Computerlinks AG	10,000	168
Educational Development Corp. (e)	372,892	2,547
Goodfellow, Inc. (e)	400,000	9,620
Medion AG (d)	375,000	3,987
Strongco Income Fund (d)	400,000	5,530
Uni-Select, Inc.	878,500	22,881
		78,357
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 1.0%
Career Education Corp. (a)(e)	9,818,386	$ 218,754
Corinthian Colleges, Inc. (a)	4,000,000	49,000
Jackson Hewitt Tax Service, Inc.	10,000	346
Johnan Academic Preparatory Institute, Inc.	100,000	259
Kyoshin Co. Ltd.	130,000	489
Matthews International Corp. Class A	902,466	34,673
Meiko Network Japan Co. Ltd.	250,000	1,278
Shingakukai Co. Ltd.	200,000	1,469
Shuei Yobiko Co. Ltd.	75,000	1,014
Steiner Leisure Ltd. (a)(e)	1,670,000	76,219
Up, Inc. (e)	660,000	4,131
Wao Corp.	100,000	301
		387,933
Hotels, Restaurants & Leisure - 3.5%
Applebee's International, Inc. (d)(e)	8,250,000	188,265
ARK Restaurants Corp.	121,891	3,397
Brinker International, Inc. (e)	4,600,000	213,578
CEC Entertainment, Inc. (a)(e)	3,700,000	127,539
Domino's Pizza UK & IRL PLC	75,000	739
Domino's Pizza, Inc.	1,375,000	37,373
Enterprise Inns PLC	1,000,000	20,563
Flanigan's Enterprises, Inc.	83,900	924
Gondola Holdings PLC	3,286,069	25,731
Jack in the Box, Inc. (a)(e)	3,550,000	199,191
Monarch Casino & Resort, Inc. (a)	828,598	18,378
Multimedia Games, Inc. (a)(d)(e)	2,249,950	21,127
Papa John's International, Inc. (a)(e)	2,650,000	97,255
Punch Taverns Ltd.	350,000	6,870
Ruby Tuesday, Inc. (e)	6,372,030	176,824
Ruth's Chris Steak House, Inc. (a)	100,000	1,969
Ryan's Restaurant Group, Inc. (a)(e)	3,922,900	63,590
Sonic Corp. (a)(e)	5,000,000	113,750
Sportscene Group, Inc. Class A (e)	406,500	5,812
		1,322,875
Household Durables - 6.6%
Abbey PLC (e)	3,407,000	41,965
Barratt Developments PLC (e)	23,958,099	494,932
Beazer Homes USA, Inc. (d)(e)	2,000,000	86,680
Bellway PLC (e)	9,000,000	231,246
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Blyth, Inc. (e)	4,000,000	$ 95,680
Chitaly Holdings Ltd.	1,634,000	237
Chromcraft Revington, Inc. (a)(e)	957,300	9,094
Craftmade International, Inc. (e)	311,956	6,130
D.R. Horton, Inc. (d)(e)	31,311,552	733,630
Decorator Industries, Inc. (e)	243,515	2,131
Dominion Homes, Inc. (a)(d)(e)	820,000	5,182
Helen of Troy Ltd. (a)(e)	3,000,200	73,835
Henry Boot PLC (e)	2,515,000	49,053
Hovnanian Enterprises, Inc. Class A (e)	6,172,200	190,412
HTL International Holdings Ltd. (e)	26,512,500	20,088
Lenox Group, Inc. (a)(e)	1,390,500	8,357
Libbey, Inc. (d)(e)	1,404,800	16,155
M.D.C. Holdings, Inc.	100,000	4,986
M/I Homes, Inc. (e)	1,730,000	62,142
Meritage Homes Corp. (a)	1,050,000	48,069
MITY Enterprises, Inc. (a)	70,035	1,240
Ngai Lik Industrial Holdings Ltd. (e)	52,404,000	5,121
P&F Industries, Inc. Class A (a)(e)	358,249	4,424
Redrow PLC	500,000	5,861
Standard Pacific Corp.	2,750,000	66,633
Stanley Furniture Co., Inc. (e)	1,300,000	28,743
Techtronic Industries Co. Ltd.	18,000,000	25,505
Toso Co. Ltd.	300,000	859
Tsann Kuen Enterprise Co. Ltd.	6,000,600	5,065
Yankee Candle Co., Inc. (e)	4,540,000	153,679
		2,477,134
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (d)	952,700	14,523
PetMed Express, Inc. (a)	450,100	5,626
		20,149
Leisure Equipment & Products - 0.5%
Asia Optical Co., Inc.	1,617,011	6,897
JAKKS Pacific, Inc. (a)(e)	1,771,063	38,414
Johnson Health Tech Co. Ltd.	1,366,365	9,535
Jumbo SA	1,320,120	22,748
Marine Products Corp. (e)	3,882,300	41,385
MarineMax, Inc. (a)	5,000	143
Pool Corp.	900,000	36,882
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Premier Image Technology Corp.	1,545,000	$ 2,929
RC2 Corp. (a)	129,950	5,871
Trigano SA	100,000	4,698
Western Metals Corp. (e)	713,200	200
		169,702
Media - 0.7%
Astral Media, Inc. Class A (non-vtg.)	270,000	9,601
Carrere Group (a)	55,000	1,459
CBS Corp. Class B	1,000,000	28,940
Championship Auto Racing Teams, Inc. (e)	1,471,600	0
Chime Communications PLC (e)	14,500,000	13,414
Cossette Communication Group, Inc. (sub. vtg.) (a)	390,500	2,783
EchoStar Communications Corp. Class A (a)	350,000	12,432
Johnston Press PLC	13,950,927	111,435
Saga Communications, Inc. Class A (a)(e)	1,809,800	15,202
TVA Group, Inc. Class B (non-vtg.)	2,086,100	26,628
Westwood One, Inc. (e)	5,053,774	39,975
		261,869
Multiline Retail - 3.2%
Conn's, Inc. (a)(d)	725,568	17,428
Daiwa Co. Ltd.	289,000	786
Dollar General Corp. (d)(e)	31,195,620	437,675
Dollar Tree Stores, Inc. (a)(e)	5,632,422	175,112
Don Quijote Co. Ltd.	75,000	1,597
Gifi (a)(d)	70,000	2,626
Harvey Norman Holdings Ltd.	12,000,000	33,629
Next PLC (e)	14,300,000	512,812
Thanks Japan Corp.	235,000	1,312
Tuesday Morning Corp.	1,000,000	16,500
		1,199,477
Specialty Retail - 4.3%
ARB Corp. Ltd.	500,000	1,374
AutoZone, Inc. (a)	955,400	107,005
Bed Bath & Beyond, Inc. (a)	9,800,000	394,842
Big 5 Sporting Goods Corp.	143,210	3,443
BMTC Group, Inc. Class A (sub. vtg.)	3,150,000	51,880
Bricorama SA	30,000	1,723
Camaieu SA (d)	10,000	2,672
Chico's FAS, Inc. (a)	50,000	1,197
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Claire's Stores, Inc.	2,025,000	$ 57,409
Clinton Cards PLC	5,000,000	6,247
Finlay Enterprises, Inc. (a)(e)	988,722	6,812
Footstar, Inc. (a)(e)	2,016,000	9,999
French Connection Group PLC	4,500,000	18,112
Friedmans, Inc. Class A (a)(e)	1,500,000	0
Genesco, Inc. (e)	2,328,700	87,489
Glentel, Inc. (a)	90,200	591
Group 1 Automotive, Inc.	600,000	34,386
Hot Topic, Inc. (a)(e)	2,500,009	25,275
JB Hi-Fi Ltd. (d)	100,000	438
JJB Sports PLC	3,700,000	14,680
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	906,876	26,925
Komplett ASA (e)	994,950	16,743
Le Chateau, Inc. Class A (sub. vtg.)	332,300	12,876
Lithia Motors, Inc. Class A (sub. vtg.)	1,228,700	31,332
Lowe's Companies, Inc.	1,750,000	52,745
Monro Muffler Brake, Inc. (e)	740,027	28,069
Monsoon PLC (a)	4,100,000	31,107
Mothers Work, Inc. (a)(e)	460,000	23,322
Mr. Bricolage SA	299,961	6,700
Nishimatsuya Chain Co. Ltd.	100,000	1,954
O'Reilly Automotive, Inc. (a)	250,000	8,073
Osim International Ltd.	10,000,720	10,852
Pacific Sunwear of California, Inc. (a)(e)	7,549,800	133,027
Pomeroy IT Solutions, Inc. (a)(e)	1,290,645	10,945
Rent-A-Center, Inc. (a)(d)	1,199,966	34,511
Rex Stores Corp. (a)(e)	1,400,000	23,506
RONA, Inc. (a)	375,000	7,616
Ross Stores, Inc.	5,000,000	147,150
ScS Upholstery PLC (e)	2,438,000	24,427
Sincere Watch Ltd.	1,659,000	1,007
Sonic Automotive, Inc. Class A (sub. vtg.)	3,041,000	79,978
The Cato Corp. Class A (sub. vtg.)	790,010	18,083
Topps Tiles PLC	3,037,500	14,456
Williams-Sonoma, Inc.	1,220,000	41,492
		1,612,470
Textiles, Apparel & Luxury Goods - 2.8%
Bijou Brigitte Modische Accessoires AG	30,000	6,203
Billabong International Ltd.	1,000,000	12,139
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Cherokee, Inc. (e)	556,613	$ 22,270
Danier Leather, Inc. (sub. vtg.)	382,000	2,127
Delta Apparel, Inc. (e)	859,700	15,904
Folli Follie SA	700,000	21,086
Fossil, Inc. (a)(e)	7,114,000	155,370
Gildan Activewear, Inc. Class A (a)(e)	4,200,000	213,844
Hampshire Group Ltd. (a)(e)	939,557	12,769
Handsome Co. Ltd.	1,491,230	24,531
JLM Couture, Inc. (a)(e)	197,100	493
K-Swiss, Inc. Class A	962,429	33,993
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	1,211,100	30,798
Liz Claiborne, Inc.	4,269,300	180,036
Marimekko Oyj	200,000	3,714
Movado Group, Inc.	700,000	18,025
Quiksilver, Inc. (a)(e)	11,983,000	167,163
Rocky Brands, Inc. (a)(e)	538,458	6,903
Ted Baker PLC	350,000	3,480
Timberland Co. Class A (a)(e)	3,467,300	100,032
Van de Velde	150,000	6,873
		1,037,753
TOTAL CONSUMER DISCRETIONARY		9,133,028
CONSUMER STAPLES - 7.3%
Beverages - 1.6%
Baron de Ley SA (a)	200,000	11,296
C&C Group PLC	3,000,000	49,856
Constellation Brands, Inc. Class A (sub. vtg.)	14,000,000	384,860
Hansen Natural Corp. (a)(d)	3,750,016	119,063
PepsiAmericas, Inc.	1,979,908	40,489
		605,564
Food & Staples Retailing - 4.0%
BJ's Wholesale Club, Inc. (a)(e)	7,000,000	200,550
Central European Distribution Corp. (a)	600,033	15,229
CVS Corp.	4,200,000	131,796
Majestic Wine PLC	50,016	301
Metro, Inc. Class A (sub. vtg.) (d)(e)	9,687,700	300,818
Ozeki Co. Ltd.	540,000	16,159
President Chain Store Corp.	4,000,600	8,827
Safeway, Inc. (e)	25,000,000	734,000
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
San-A Co. Ltd.	100,000	$ 3,326
Sligro Food Group NV	692,763	41,117
Sundrug Co. Ltd. (d)	900,000	20,622
Tsuruha Holdings, Inc.	55,000	2,173
Village Super Market, Inc. Class A	39,135	2,700
Welcia Kanto Co. Ltd.	6,900	195
Yaoko Co. Ltd.	100,000	2,373
		1,480,186
Food Products - 1.3%
American Italian Pasta Co. Class A (a)(d)(e)	1,843,000	13,804
Cagle's, Inc. Class A (a)(e)	474,000	3,797
Chiquita Brands International, Inc.	1,000,010	13,700
Diamond Foods, Inc.	250,039	4,258
Food Empire Holdings Ltd.	3,608,000	1,216
Fresh Del Monte Produce, Inc. (e)	5,803,800	90,481
Greggs PLC	125,000	9,895
IAWS Group PLC (Ireland)	4,250,000	93,576
Imperial Sugar Co. (d)	410,000	10,877
Industrias Bachoco SA de CV sponsored ADR	2,515,000	52,237
Interstate Bakeries Corp. (a)(e)	2,848,716	8,005
Kerry Group PLC Class A	700,000	16,914
Monterey Gourmet Foods, Inc. (a)	769,524	3,324
People's Food Holdings Ltd.	11,000,000	8,264
Robert Wiseman Dairies PLC	100,000	826
Samyang Genex Co. Ltd.	120,000	10,048
Saputo, Inc.	1,000,000	32,290
Select Harvests Ltd.	100,318	1,006
Singapore Food Industries Ltd.	3,500,000	2,090
Smithfield Foods, Inc. (a)	1,961,000	52,712
Sunjin Co. Ltd. (e)	219,400	8,429
United Food Holdings Ltd.	22,400,000	2,949
Want Want Holdings Ltd.	13,500,000	24,165
		464,863
Household Products - 0.0%
Church & Dwight Co., Inc.	265,400	10,767
Personal Products - 0.0%
CCA Industries, Inc.	10,000	103
DSG International Ltd. (a)	223,400	0
Nature's Sunshine Products, Inc.	629,203	6,732
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. (a)	100,000	$ 2,782
Sarantis SA (Reg.)	100,000	970
		10,587
Tobacco - 0.4%
Loews Corp. - Carolina Group	2,700,000	156,114
TOTAL CONSUMER STAPLES		2,728,081
ENERGY - 10.2%
Energy Equipment & Services - 2.4%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	28,175
Basic Energy Services, Inc. (a)	1,100,000	26,884
Bristow Group, Inc. (a)(d)(e)	2,343,000	77,788
Calfrac Well Services Ltd.	144,800	2,669
Carbo Ceramics, Inc.	100,000	3,370
CCS Income Trust (d)	2,000,000	67,394
CHC Helicopter Corp. Class A (sub. vtg.)	1,900,000	42,531
Enerflex Systems Income Fund	1,050,000	10,195
Ensign Energy Services, Inc.	3,700,000	60,049
Farstad Shipping ASA (e)	2,500,000	52,015
Fugro NV (Certificaten Van Aandelen) unit	2,300,000	99,403
Lufkin Industries, Inc.	200,390	12,092
NQL Energy Services, Inc. Class A (a)	800,000	5,359
Oil States International, Inc. (a)(e)	4,484,030	130,216
Pason Systems, Inc. (e)	5,000,000	64,401
Patterson-UTI Energy, Inc.	1,600,000	37,120
PHI, Inc. (a)	218,000	7,109
PHI, Inc. (non-vtg.) (a)	75,868	2,406
ProSafe ASA	2,125,000	135,889
Solstad Offshore ASA	1,250,000	23,330
Total Energy Services Trust (d)(e)	2,600,800	30,418
Wenzel Downhole Tools Ltd. (a)	580,500	988
		919,801
Oil, Gas & Consumable Fuels - 7.8%
Adams Resources & Energy, Inc. (e)	420,800	15,801
Alpha Natural Resources, Inc. (a)	460,000	7,319
Callon Petroleum Co. (a)	341,500	5,252
Chesapeake Energy Corp.	10,500,145	340,625
Cimarex Energy Co.	1,165,500	41,981
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CNPC (Hong Kong) Ltd.	27,000,000	$ 13,540
ConocoPhillips	5,000,000	301,200
Encore Acquisition Co. (a)	2,482,800	62,169
ENI Spa (d)	2,500,000	75,888
Euronav NV	500,000	15,413
Hankook Shell Oil Co. Ltd. (e)	77,730	4,917
Harvest Natural Resources, Inc. (a)(d)	1,700,000	18,887
Holly Corp.	100,000	4,756
Mariner Energy, Inc. (a)	3,603,800	71,427
Michang Oil Industrial Co. Ltd. (e)	173,900	2,953
National Energy Group, Inc. (a)	548,313	3,125
Nissin Shoji Co. Ltd.	104,700	850
Occidental Petroleum Corp.	1,875,000	88,013
Oil Search Ltd.	23,000,463	60,896
Panhandle Royalty Co. Class A	293,564	5,548
Petrohawk Energy Corp. (a)	6,400,000	72,512
Petroleo Brasileiro SA Petrobras sponsored ADR	10,000,000	887,579
Petroleum Development Corp. (a)(e)	1,275,000	58,841
Statoil ASA sponsored ADR	1,950,000	49,452
Swift Energy Co. (a)	900,000	42,048
Tap Oil NL (a)(e)	9,100,000	11,131
Teekay Shipping Corp. (e)	4,150,000	170,607
Tesoro Corp.	1,000,000	63,940
Tsakos Energy Navigation Ltd.	370,000	16,406
UK Coal PLC	5,850,000	27,283
USEC, Inc. (e)	8,618,000	96,177
W&T Offshore, Inc. (e)	6,900,000	233,013
World Fuel Services Corp.	1,000,000	43,020
		2,912,569
TOTAL ENERGY		3,832,370
FINANCIALS - 11.6%
Capital Markets - 0.3%
Investors Financial Services Corp.	2,468,986	97,081
Massachusetts Financial Corp. Class A (a)(e)	763,800	1,337
Norvestia Oyj (B Shares)	675,000	7,315
		105,733
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.8%
Anglo Irish Bank Corp. PLC	14,850,257	$ 266,316
Bank of the Ozarks, Inc. (d)(e)	1,587,200	49,727
BOK Financial Corp.	995,969	51,193
Cascade Financial Corp.	158,552	2,740
Cathay General Bancorp (e)	3,597,013	123,917
Columbia Bancorp, Oregon	43,682	1,104
Epic Bancorp (e)	254,965	3,631
First Bancorp, Puerto Rico (d)(e)	7,938,000	78,586
First National Lincoln Corp., Maine	116,227	1,944
Great Southern Bancorp, Inc.	302,708	9,496
Hanmi Financial Corp.	1,789,952	38,251
International Bancshares Corp.	1,500,049	46,022
Merrill Merchants Bancshares, Inc.	134,600	3,434
Nara Bancorp, Inc.	1,131,048	21,490
Northern Empire Bancshares	268,265	7,747
Northrim Bancorp, Inc. (e)	342,395	9,200
Oriental Financial Group, Inc. (d)(e)	1,495,276	17,884
OTP Bank Rt.	100,000	3,517
OTP Bank Rt. unit	200,000	14,120
Popular, Inc.	7,000,012	127,330
Prosperity Bancshares, Inc.	99,965	3,468
R&G Financial Corp. Class B (e)	1,860,500	14,326
Ringerikes Sparebank (e)	49,950	1,337
Ringkjoebing Bank (Reg.)	75,000	9,594
S.Y. Bancorp, Inc. (e)	800,694	23,580
Smithtown Bancorp, Inc. (d)	262,118	7,434
Southwest Bancorp, Inc., Oklahoma	699,969	18,976
Sparebanken More (primary capital certificate)	70,000	3,116
Sparebanken Rogaland (primary capital certificate) (d)	290,000	8,607
Sterling Bancorp, New York	911,023	17,747
Sydbank AS	1,500,000	59,334
UCBH Holdings, Inc.	1,009,527	17,303
		1,062,471
Consumer Finance - 0.4%
Aeon Credit Service (Asia) Co. Ltd.	12,100,000	9,024
Cattles PLC (e)	17,500,000	125,680
JCG Holdings Ltd.	14,500,000	11,112
Nicholas Financial, Inc. (a)(e)	500,048	6,786
		152,602
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
Newship Ltd. (a)	2,500	$ 689
OKO Bank (A Shares)	1,100,000	18,575
		19,264
Insurance - 5.7%
Assurant, Inc.	4,000,000	210,640
Axis Capital Holdings Ltd.	4,800,000	157,680
Commerce Group, Inc., Massachusetts	1,349,732	39,952
Direct General Corp. (e)	2,116,300	27,914
Endurance Specialty Holdings Ltd.	907,700	32,360
Fidelity National Financial, Inc.	1,250,000	27,875
Fidelity National Title Group, Inc. Class A (d)	2,850,001	62,729
Financial Industries Corp. (a)(e)	1,302,480	10,811
Genworth Financial, Inc. Class A (non-vtg.)	8,200,000	274,208
IPC Holdings Ltd. (e)	3,750,000	112,650
National Interstate Corp.	277,401	7,817
National Western Life Insurance Co. Class A (e)	233,238	55,942
Nationwide Financial Services, Inc. Class A (sub. vtg.)	3,400,000	173,128
Old Republic International Corp.	5,000,025	112,651
Philadelphia Consolidated Holdings Corp. (a)	3,450,000	134,964
Protective Life Corp.	2,000,000	88,500
RenaissanceRe Holdings Ltd.	3,100,000	168,640
Scottish Re Group Ltd.	50,000	572
Universal American Financial Corp. (a)	1,211,224	22,517
UnumProvident Corp. (d)(e)	19,100,000	377,798
UnumProvident Corp. unit	900,000	27,360
		2,126,708
Real Estate Investment Trusts - 0.1%
Equity Residential (SBI)	350,000	19,114
UMH Properties, Inc.	110,000	1,771
VastNed Offices/Industrial NV	75,000	2,808
		23,693
Real Estate Management & Development - 0.1%
Housevalues, Inc. (a)(d)	1,125,754	6,597
Tejon Ranch Co. (a)(e)	980,300	47,545
		54,142
Thrifts & Mortgage Finance - 2.1%
Coastal Financial Corp.	715,730	9,770
Doral Financial Corp. (d)(e)	7,000,000	32,200
Farmer Mac Class C (non-vtg.)	361,900	9,518
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Mutual Bancshares, Inc. (e)	661,267	$ 15,646
Fremont General Corp. (e)	5,100,000	74,103
Harbor Florida Bancshares, Inc.	449,973	20,433
HMN Financial, Inc.	43,004	1,436
Logansport Financial Corp.	35,000	585
NetBank, Inc.	100,000	531
North Central Bancshares, Inc. (e)	141,320	5,582
Northern Rock PLC	2,000,000	45,666
Radian Group, Inc.	2,400,000	127,920
Severn Bancorp, Inc.	412,255	7,977
The PMI Group, Inc. (e)	8,925,000	380,651
W Holding Co., Inc. (e)	10,402,548	59,190
Washington Savings Bank Fsb (e)	462,150	4,182
		795,390
TOTAL FINANCIALS		4,340,003
HEALTH CARE - 9.4%
Biotechnology - 0.0%
Vital BioTech Holdings Ltd. (a)	5,000,000	104
Health Care Equipment & Supplies - 2.1%
Biomet, Inc.	7,000,000	264,880
Cantel Medical Corp. (a)(e)	1,547,650	22,240
Cochlear Ltd.	500,000	21,548
Cooper Companies, Inc. (e)	2,500,012	144,076
Cytyc Corp. (a)	450,000	11,889
Escalon Medical Corp. (a)(d)(e)	585,100	1,597
Exactech, Inc. (a)(e)	1,133,700	15,328
Golden Meditech Co. Ltd.	12,384,000	3,806
Home Diagnostics, Inc.	250,000	3,185
Kensey Nash Corp. (a)(d)	299,950	9,121
Kinetic Concepts, Inc. (a)	1,000,000	34,760
Lifecore Biomedical, Inc. (a)	100,000	1,607
Medical Action Industries, Inc. (a)(e)	1,045,500	27,779
Merit Medical Systems, Inc. (a)(e)	2,428,726	38,398
Nakanishi, Inc.	220,000	26,785
National Dentex Corp. (a)(e)	526,549	10,863
Neogen Corp. (a)	63,335	1,300
Nutraceutical International Corp. (a)(e)	1,143,504	17,198
Orthofix International NV (a)(e)	1,400,000	62,356
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Pihsiang Machinery Manufacturing Co.	46,000	$ 98
Theragenics Corp. (a)(e)	2,966,000	9,313
Utah Medical Products, Inc. (e)	473,300	15,955
Young Innovations, Inc. (e)	849,776	30,668
		774,750
Health Care Providers & Services - 5.4%
Allied Healthcare International, Inc. (a)	75,000	149
American HomePatient, Inc. (a)(e)	1,735,000	1,648
AMERIGROUP Corp. (a)(e)	2,750,000	82,390
AmSurg Corp. (a)(e)	2,450,012	51,499
Apria Healthcare Group, Inc. (a)(e)	4,481,100	104,365
Bio-Reference Laboratories, Inc. (a)	349,979	8,270
Centene Corp. (a)	1,600,000	37,744
CML Healthcare Income Fund (d)	3,234,400	46,817
Community Health Systems, Inc. (a)	2,650,000	85,993
Corvel Corp. (a)(e)	783,371	33,881
Coventry Health Care, Inc. (a)	400,000	18,780
Grupo Casa Saba SA de CV sponsored ADR	192,400	4,194
Health Management Associates, Inc. Class A (d)(e)	24,718,900	486,962
Healthspring, Inc.	500,000	10,070
Horizon Health Corp. (a)(d)(e)	875,000	13,536
Japan Medical Dynamic Marketing, Inc. (d)	100,000	514
LifePoint Hospitals, Inc. (a)(e)	3,300,000	117,150
Lincare Holdings, Inc. (a)(d)(e)	9,562,000	320,901
Magellan Health Services, Inc. (a)	335,000	14,619
National Healthcare Corp. (e)	988,300	54,801
Odyssey Healthcare, Inc. (a)(e)	2,838,000	37,604
Omnicare, Inc.	958,700	36,316
Option Care, Inc. (d)(e)	3,415,694	43,277
Patterson Companies, Inc. (a)	1,100,000	36,135
RehabCare Group, Inc. (a)(e)	1,283,700	16,508
ResCare, Inc. (a)	1,000,024	19,340
U.S. Physical Therapy, Inc. (a)	67,007	807
United Drug PLC:
(Ireland)	2,629,050	12,349
(United Kingdom)	906,695	4,263
UnitedHealth Group, Inc.	6,000,000	292,680
Universal Health Services, Inc. Class B	500,000	26,475
		2,020,037
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.2%
Arrhythmia Research Technology, Inc.	22,500	$ 424
Computer Programs & Systems, Inc.	60,000	2,052
Dendrite International, Inc. (a)	456,220	4,767
IMS Health, Inc.	2,000,000	55,700
Per-Se Technologies, Inc. (a)	700,000	17,136
		80,079
Life Sciences Tools & Services - 0.2%
ICON PLC sponsored ADR	1,830,000	65,660
Seracare Life Sciences, Inc. (a)	200,000	1,250
Waters Corp. (a)	100,000	4,980
		71,890
Pharmaceuticals - 1.5%
Fornix Biosciences NV	112,922	3,060
Hi-Tech Pharmacal Co., Inc. (a)	5,000	75
Il Dong Pharmaceutical Co. Ltd.	140,010	5,810
Merck & Co., Inc.	5,000,000	227,100
Par Pharmaceutical Companies, Inc. (a)	100,000	1,949
Pfizer, Inc.	11,500,000	306,475
Sciele Pharma, Inc. (a)	800,000	17,448
Tong Ren Tang Technologies Co. Ltd. (H Shares)	400,000	679
Torii Pharmaceutical Co. Ltd.	107,600	1,854
Whanin Pharmaceutical Co. Ltd.	280,000	4,383
		568,833
TOTAL HEALTH CARE		3,515,693
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.0%
Astronics Corp. (a)(e)	461,545	8,068
CAE, Inc. (e)	15,500,000	137,790
Cobham PLC	6,000,000	22,003
Ducommun, Inc. (a)(e)	1,022,900	21,297
Magellan Aerospace Corp. (a)	700,000	1,671
Moog, Inc. Class A (a)(e)	3,752,700	139,976
Pemco Aviation Group, Inc. (a)(e)	245,280	1,962
The Allied Defense Group, Inc. (a)	61,488	956
Triumph Group, Inc.	500,000	24,075
		357,798
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
AirNet Systems, Inc. (a)(e)	593,400	$ 2,018
Baltrans Holdings Ltd.	6,000,000	4,228
Park-Ohio Holdings Corp. (a)	235,204	3,281
		9,527
Airlines - 0.3%
ExpressJet Holdings, Inc. Class A (a)(e)	5,464,206	43,386
MAIR Holdings, Inc. (a)(e)	2,000,026	11,020
Pinnacle Airlines Corp. (a)(d)	568,353	4,814
Republic Airways Holdings, Inc. (a)	1,539,687	27,514
Ryanair Holdings PLC sponsored ADR (a)	450,000	30,069
		116,803
Building Products - 1.9%
Aaon, Inc.	375,252	8,785
Ameron International Corp.	218,900	16,034
Chosun Refractories Co.	118,000	5,473
Dynasty Ceramic PCL For. Reg.)	500,000	211
Insteel Industries, Inc.	100,000	1,794
Kingspan Group PLC (Ireland)	3,500,000	74,338
Kondotec, Inc.	200,000	1,505
NCI Building Systems, Inc. (a)(e)	2,079,700	124,470
Permasteelisa Spa (d)	375,000	6,907
Simpson Manufacturing Co. Ltd. (d)(e)	4,810,736	136,577
USG Corp. (a)(d)(e)	6,600,000	322,674
		698,768
Commercial Services & Supplies - 0.3%
AJIS Co. Ltd.	30,000	649
FTI Consulting, Inc. (a)	250,000	7,103
GFK AG	63,600	2,784
Labor Ready, Inc. (a)	2,062,689	36,118
Mitie Group PLC	5,500,000	21,507
Navigant Consulting, Inc. (a)	1,200,346	21,378
Penna Consulting PLC (a)	395,000	478
RCM Technologies, Inc. (a)(e)	1,140,063	6,270
Roto Smeets de Boer NV	120,000	5,667
Schawk, Inc. Class A	308,154	5,809
Spherion Corp. (a)(e)	2,887,400	20,934
Wesco, Inc.	300,000	1,254
		129,951
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 2.3%
Abengoa SA	250,000	$ 7,633
Actividades de Construccion y Servicios SA (ACS)	2,200,000	110,442
Aoki Marine Co. Ltd.	126,000	463
Arcadis NV	415,000	20,288
Chodai Co. Ltd.	100,000	401
Dongyang Express & Construction Corp.	10,650	418
Heijmans NV (e)	1,950,000	99,933
Hibiya Engineering Ltd.	1,200,000	10,393
Imtech NV	400,000	22,286
Jacobs Engineering Group, Inc. (a)	1,800,000	135,972
Jst Co. Ltd.	240,000	1,149
Kaneshita Construction Co. Ltd.	815,000	4,320
Keller Group PLC	165,000	2,378
KHD Humboldt Wedag International Ltd. (a)(e)	763,800	27,176
Kier Group PLC	500,000	19,561
Koninklijke BAM Groep NV	3,500,000	72,953
Kyeryong Construction Industrial Co. Ltd.	215,000	8,808
Matsui Construction Co. Ltd.	350,000	1,365
Sanyo Engineering & Construction, Inc.	1,000,000	5,301
Shaw Group, Inc. (a)(e)	6,239,953	165,733
Shinsegae Engineering & Construction Co. Ltd. (e)	305,720	10,675
ShoLodge, Inc. (a)(e)	500,627	2,904
Stantec, Inc. (a)(e)	3,786,600	76,970
Takada Kiko Co. Ltd.	475,000	1,645
Takigami Steel Construction Co. Ltd.	218,000	1,247
URS Corp. (a)	1,100,000	44,451
Yokogawa Bridge Corp. (d)	450,000	1,985
Yurtec Corp.	1,150,000	5,103
		861,953
Electrical Equipment - 1.6%
Acbel Polytech, Inc.	558,985	179
Aichi Electric Co. Ltd.	900,000	2,609
AZZ, Inc. (a)(e)	544,100	20,572
Belden CDT, Inc.	1,500,000	54,300
BYD Co. Ltd. (H Shares) (a)	2,000,000	5,388
C&D Technologies, Inc. (e)	2,552,800	12,662
Chase Corp. (e)	404,700	8,871
Deswell Industries, Inc. (e)	907,214	9,798
Dewey Electronics Corp. (a)	61,200	195
Draka Holding NV (a)(d)(e)	3,332,396	72,309
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Encore Wire Corp. (a)	150,000	$ 4,032
EnerSys (a)	799,991	14,104
Genlyte Group, Inc. (a)(e)	2,650,000	204,739
GrafTech International Ltd. (a)(e)	7,541,498	45,626
Koito Industries Ltd.	700,000	2,933
Korea Electric Terminal Co. Ltd. (e)	610,000	10,261
Nexans SA	425,000	38,163
Power Logics Co. Ltd.	525,000	3,599
Superior Essex, Inc. (a)(e)	1,776,740	66,610
TB Wood's Corp. (e)	253,195	3,760
Universal Security Instruments, Inc. (a)(e)	223,229	5,541
		586,251
Industrial Conglomerates - 0.7%
DCC PLC (Ireland) (e)	8,300,000	224,595
Teleflex, Inc.	800,000	49,760
		274,355
Machinery - 1.0%
A.S.V., Inc. (a)(d)	350,000	5,114
Aalberts Industries NV	143,414	11,258
Briggs & Stratton Corp.	187,600	4,782
Cascade Corp. (e)	1,255,000	64,256
Collins Industries, Inc.	182,210	2,269
Columbus McKinnon Corp. (NY Shares) (a)	897,330	19,750
First Engineering Ltd.	3,500,000	1,787
FKI PLC	3,000,000	5,479
Foremost Income Fund (d)(e)	1,440,000	25,654
Gardner Denver, Inc. (a)	1,000,000	33,990
Gehl Co. (a)	500,013	14,270
Greenbrier Companies, Inc. (e)	1,584,500	59,419
Hardinge, Inc. (e)	884,287	13,123
Ingersoll-Rand Co. Ltd. Class A	1,399,985	51,393
Quipp, Inc. (e)	141,500	1,126
S&T Corp.	170,000	4,303
Seksun Corp. Ltd. (e)	28,500,000	7,503
The Weir Group PLC	500,000	4,876
Trifast PLC (e)	7,142,858	8,856
Trinity Industries, Inc.	99,989	3,606
Twin Disc, Inc.	104,776	3,651
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Velan, Inc. (sub. vtg.) (a)	421,900	$ 5,491
Wolverine Tube, Inc. (a)(e)	1,506,481	4,324
		356,280
Marine - 0.0%
Chuan Hup Holdings Ltd.	3,000,000	578
Tokyo Kisen Co. Ltd. (e)	550,000	3,292
		3,870
Road & Rail - 0.6%
Avis Budget Group, Inc.	1,050,000	20,780
Dongyang Express Bus Corp.	4,350	88
Heartland Express, Inc.	1,627,917	26,584
Hutech Norin Co. Ltd.	140,000	1,341
Japan Logistic Systems Corp.	300,000	1,008
Knight Transportation, Inc.	1,000,000	18,220
Marten Transport Ltd. (a)(e)	1,294,253	22,015
Old Dominion Freight Lines, Inc. (a)	1,050,000	29,043
P.A.M. Transportation Services, Inc. (a)(e)	604,575	15,308
Sakai Moving Service Co. Ltd.	228,900	5,754
Swift Transportation Co., Inc. (a)	334,000	8,400
Trancom Co. Ltd.	300,000	5,707
Universal Truckload Services, Inc. (a)	193,013	5,022
Werner Enterprises, Inc.	50,000	918
YRC Worldwide, Inc. (a)	1,585,000	61,403
		221,591
Trading Companies & Distributors - 0.4%
Brammer PLC	2,249,960	11,051
Grafton Group PLC Class A unit	4,500,017	66,054
Richelieu Hardware Ltd.	845,200	18,144
SIG PLC	1,350,000	25,700
Uehara Sei Shoji Co. Ltd.	1,100,000	5,699
Wakita & Co. Ltd.	650,000	5,002
		131,650
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	832,000	5,406
Meiko Transportation Co. Ltd.	400,000	4,138
		9,544
TOTAL INDUSTRIALS		3,758,341
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 1.4%
Adtran, Inc.	700,000	$ 16,198
Applied Innovation, Inc. (a)(e)	1,027,232	3,277
Bel Fuse, Inc. Class A	408,563	12,502
Black Box Corp. (e)	1,981,025	88,334
Blonder Tongue Laboratories, Inc. (a)(e)	432,683	567
ClearOne Communications, Inc. (a)(e)	824,048	3,255
Comba Telecom Systems Holdings Ltd.	1,000,000	347
Communications Systems, Inc. (e)	688,881	6,854
Ditech Networks, Inc. (a)(e)	3,234,000	25,516
ECI Telecom Ltd. (a)	2,999,996	22,260
Gemtek Technology Corp. (a)	828,088	1,360
Intracom Holdings SA (Reg.) (a)(e)	6,800,000	47,390
Nera Telecommunications Ltd.	9,000,000	2,080
NETGEAR, Inc. (a)(e)	3,340,057	89,514
Optical Cable Corp. (a)(e)	601,700	2,996
Packeteer, Inc. (a)(e)	3,472,009	38,921
Plantronics, Inc. (d)(e)	4,755,400	100,386
SpectraLink Corp.	623,988	5,759
Sunrise Telecom, Inc. (a)	951,955	2,151
Tkh Group NV unit	806,000	56,840
		526,507
Computers & Peripherals - 1.4%
ASUSTeK Computer, Inc.	1,331,000	3,242
Chicony Electronics Co. Ltd.	1,500,000	1,858
Datapulse Technology Ltd.	3,550,000	422
Dataram Corp. (e)	858,800	3,890
High Tech Computer Corp.	129,600	3,223
InFocus Corp. (a)	835,873	2,357
Komag, Inc. (a)(e)	1,967,630	75,262
Logitech International SA (Reg.) (a)	5,600,000	147,870
Neoware, Inc. (a)(d)(e)	1,980,031	23,701
Overland Storage, Inc. (a)(e)	1,005,799	3,872
Qualstar Corp. (a)(e)	1,260,803	4,035
Seagate Technology	7,500,000	169,350
TPV Technology Ltd.	28,000,000	23,294
Unisteel Technology Ltd.	12,675,000	16,684
Xyratex Ltd. (a)(e)	2,407,620	50,223
		529,283
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 3.1%
AddTech AB (B Shares)	275,000	$ 4,131
CPI International, Inc. (e)	1,132,173	15,896
CTS Corp. (e)	2,131,218	30,093
Delta Electronics, Inc.	15,409,098	43,661
Delta Electronics PCL (For. Reg.)	31,326,800	15,455
Fujitsu Devices, Inc.	65,000	870
Global Imaging Systems, Inc. (a)(e)	4,976,280	108,334
Hon Hai Precision Industry Co. Ltd. (Foxconn)	62,133,652	403,611
Huan Hsin Holdings Ltd.	2,500,000	867
Ingram Micro, Inc. Class A (a)	1,889,200	38,936
Insight Enterprises, Inc. (a)	1,199,978	25,788
INTOPS Co. Ltd.	100,000	2,770
Jabil Circuit, Inc.	250,000	7,178
Jurong Technologies Industrial Corp. Ltd.	14,300,000	10,192
Kingboard Chemical Holdings Ltd.	34,980,000	124,363
M-Flex Electronix, Inc. (a)(d)	1,165,000	28,135
Mercury Computer Systems, Inc. (a)(e)	1,402,670	17,281
Mesa Laboratories, Inc. (e)	230,760	4,138
Micronetics, Inc. (a)	113,007	902
MOCON, Inc. (e)	331,401	3,225
Muramoto Electronic Thailand PCL (For. Reg.)	1,141,800	6,100
Orbotech Ltd. (a)(e)	2,999,985	72,450
Samsung SDI Co. Ltd. GDR (f)	200,000	3,609
ScanSource, Inc. (a)(e)	2,438,414	76,542
SED International Holdings, Inc. (a)(e)	480,000	437
Sigmatron International, Inc. (a)(e)	371,880	3,559
Sinotronics Holdings Ltd.	13,000,000	1,755
Spectrum Control, Inc. (a)(e)	999,981	8,900
SYNNEX Corp. (a)(e)	2,298,100	51,592
Taitron Components, Inc. Class A (sub. vtg.) (a)	465,200	986
Tomen Electronics Corp.	70,000	1,338
TT electronics PLC (e)	10,000,000	42,442
Varitronix International Ltd.	11,000,000	6,648
Winland Electronics, Inc. (a)(e)	356,100	1,432
Wireless Telecom Group, Inc. (e)	1,596,200	3,097
Ya Hsin Industrial Co. Ltd.	1,731,316	1,346
		1,168,059
Internet Software & Services - 0.2%
Digitas, Inc. (a)	3,809,800	40,231
Internet Gold Golden Lines Ltd. (a)	548,100	3,990
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
ValueClick, Inc. (a)	200,000	$ 3,760
YP Corp. (a)	1,517,300	1,275
		49,256
IT Services - 2.0%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	106,960
Cass Information Systems, Inc.	6,245	234
Computer Sciences Corp. (a)	3,600,000	190,260
CSE Global Ltd.	8,000,000	5,907
Daitec Holding	7,896	6,684
Euronet Worldwide, Inc. (a)(d)	144,100	4,283
Fiserv, Inc. (a)	1,125,000	55,575
Indra Sistemas SA	1,500,000	33,314
infoUSA, Inc.	1,280,952	14,078
Mastercard, Inc. Class A	600,000	44,460
Sabre Holdings Corp. Class A	4,000,000	101,680
TALX Corp.	781,292	19,001
The BISYS Group, Inc. (a)(e)	6,800,000	75,072
Total System Services, Inc.	500,000	12,040
Western Union Co. (a)	2,000,000	44,100
Wright Express Corp. (a)	375,000	10,264
		723,912
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	200,900	7,488
Semiconductors & Semiconductor Equipment - 1.6%
Axcelis Technologies, Inc. (a)(e)	9,000,004	62,100
BE Semiconductor Industries NV (NY Shares) (a)	2,500,000	14,925
Catalyst Semiconductor, Inc. (a)(e)	1,727,985	5,581
Cree, Inc. (a)	213,700	4,699
Eagle Test Systems, Inc.	475,416	8,367
Elan Microelectronics Corp.	2,321,392	934
Intest Corp. (a)(e)	909,300	4,974
KEC Corp. (e)	1,862,499	3,736
KEC Corp. (a)(e)	5,587,500	8,035
Leadis Technology, Inc. (a)	243,911	1,122
Maxim Integrated Products, Inc.	10,500,000	315,105
MediaTek, Inc.	4,235,000	41,424
Melexis NV (d)(e)	3,045,000	51,304
Nextest Systems Corp.	125,000	1,306
Omnivision Technologies, Inc. (a)(d)	1,425,000	23,399
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Pericom Semiconductor Corp. (a)	606,546	$ 5,829
Realtek Semiconductor Corp.	15,750,577	20,985
Reliability, Inc. (a)(e)	460,300	92
Semtech Corp. (a)	1,177,000	15,336
SigmaTel, Inc. (a)(e)	3,349,500	17,384
Taiwan Mask Corp.	5,250,000	2,785
Trio-Tech International	12,100	133
		609,555
Software - 3.0%
Ansoft Corp. (a)	135,976	3,625
Ansys, Inc. (a)(e)	2,869,972	132,019
Catapult Communications Corp. (a)(e)	1,482,532	12,943
Dynamics Research Corp. (a)	244,961	2,413
ebix.com, Inc. (a)	47,341	1,005
ECtel Ltd. (a)(e)	1,750,025	8,925
Epicor Software Corp. (a)	875,000	12,276
EPIQ Systems, Inc. (a)	317,710	4,855
Exact Holdings NV	1,150,000	34,421
FactSet Research Systems, Inc.	414,500	21,098
Fair, Isaac & Co., Inc.	2,999,989	109,890
Hyperion Solutions Corp. (a)	500,000	18,700
ICT Automatisering NV (e)	470,001	8,339
Infomedia Ltd.	600,000	348
Jack Henry & Associates, Inc. (e)	6,200,000	135,098
Kronos, Inc. (a)	1,290,793	43,758
MacDonald Dettwiler & Associates Ltd. (a)	300,000	11,167
Netsmart Technologies, Inc. (a)	325,135	4,272
Oracle Corp. (a)	25,000,000	461,750
Pervasive Software, Inc. (a)(e)	2,314,844	8,565
Planit Holdings PLC	3,400,000	1,832
Progress Software Corp. (a)(e)	2,382,878	68,603
Quest Software, Inc. (a)	150,000	2,210
Sonic Solutions, Inc. (a)	50,000	807
Springsoft, Inc.	6,612,441	8,043
Unit 4 Agresso NV (a)	550,000	11,675
		1,128,637
TOTAL INFORMATION TECHNOLOGY		4,742,697
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.3%
Chemicals - 1.5%
American Vanguard Corp.	10,000	$ 158
Aronkasei Co. Ltd.	700,000	3,471
Bairnco Corp. (e)	421,361	5,469
CPAC, Inc. (e)	577,200	4,473
Dongbu Fine Chemical Co. Ltd.	135,080	1,756
FMC Corp. (e)	2,875,000	197,081
Innospec, Inc. (e)	1,359,985	45,532
Kendrion NV (a)	600,000	1,424
Korea Polyol Co. Ltd.	101,450	4,323
KPC Holdings Corp. (a)	43,478	1,338
Miwon Commercial Co. Ltd.	6,530	204
OM Group, Inc. (a)(e)	2,600,000	148,200
Rockwood Holdings, Inc. (a)	248,000	5,781
Tokyo Printing Ink Manufacturing Co. Ltd.	400,000	1,094
Tronox, Inc. Class A	698,500	9,150
Yara International ASA (d)	7,000,000	122,617
		552,071
Construction Materials - 0.4%
Brampton Brick Ltd. Class A (sub. vtg.)	827,000	9,503
Cemex SA de CV sponsored ADR	3,085,010	94,833
Eagle Materials, Inc.	100,178	3,677
Titan Cement Co. SA (Reg.)	700,000	36,740
		144,753
Containers & Packaging - 0.2%
Peak International Ltd. (a)(e)	997,600	3,043
RPC Group PLC	850,000	4,118
Silgan Holdings, Inc.	1,804,908	74,669
Starlite Holdings Ltd.	1,000,000	56
		81,886
Metals & Mining - 1.9%
Algoma Steel, Inc. (a)	750,000	22,547
Blue Earth Refineries, Inc.	439,200	628
Compania de Minas Buenaventura SA sponsored ADR	3,433,600	88,759
Croesus Mining NL (a)	1,100,000	117
Equigold NL	2,950,000	3,654
Equigold NL warrants 5/31/07 (a)	737,500	154
Gerdau SA sponsored ADR (d)	5,400,000	79,758
Grupo Imsa SA de CV	4,500,000	19,415
Hanil Iron & Steel Co.	55,000	1,159
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Harris Steel Group, Inc. (e)	1,650,000	$ 42,255
Industrias Penoles SA de CV	3,500,000	28,958
Jubilee Mines NL (d)	500,000	5,032
Keystone Consolidated Industries, Inc. (a)	10,500	194
Korea Steel Shapes Co. Ltd.	35,960	1,145
Mittal Steel Co. NV Class A (NY Shares)	1,500,000	64,125
Northwest Pipe Co. (a)(e)	682,375	20,389
POSCO sponsored ADR (d)	4,200,000	296,184
Reliance Steel & Aluminum Co.	30,000	1,031
Samuel Manu-Tech, Inc.	250,000	3,095
Tohoku Steel Co. Ltd.	275,000	3,245
Verzatec SA de CV (a)	4,500,000	2,092
Webco Industries, Inc. (a)	15,963	1,245
Wheeling Pittsburgh Corp. (a)(e)	841,516	16,637
		701,818
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (a)(e)	3,744,000	38,900
Gunns Ltd.	2,086,272	4,684
Sino-Forest Corp. (a)(e)	9,101,000	47,181
Sino-Forest Corp. (a)(e)(f)	4,400,000	22,810
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,200,000	21,900
		135,475
TOTAL MATERIALS		1,616,003
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,200,300	23,214
PT Telkomunikasi Indonesia Tbk sponsored ADR	750,000	27,420
XETA Technologies, Inc. (a)(e)	974,969	3,266
		53,900
Wireless Telecommunication Services - 0.3%
Cosmote Mobile Telecommunications SA	1,700,000	41,879
Metro One Telecommunications, Inc. (a)(e)	407,747	983
SK Telecom Co. Ltd. sponsored ADR (d)	2,400,000	57,792
		100,654
TOTAL TELECOMMUNICATION SERVICES		154,554
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.3%
Electric Utilities - 0.3%
Korea Electric Power Corp. sponsored ADR	4,500,000	$ 89,010
Maine & Maritimes Corp. (e)	112,800	1,794
		90,804
Gas Utilities - 0.0%
Hokuriku Gas Co.	1,700,000	5,596
Keiyo Gas Co. Ltd.	223,000	1,106
KyungDong City Gas Co. Ltd.	140,000	5,126
Otaki Gas Co. Ltd.	654,000	3,411
Shinnihon Gas Corp.	61,000	292
		15,531
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. BHD	713,000	194
TOTAL UTILITIES		106,529
TOTAL COMMON STOCKS (Cost $21,511,015)		33,927,299
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Impath Bankruptcy Liquidating Trust Class A (a)	1,665,000	3,014
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem Spa (Risp)	300,000	5,254
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,294)		8,268
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Trans-Lux Corp. 8.25% 3/1/12	$ 500	460
TOTAL CONVERTIBLE BONDS (Cost $578)		460
Money Market Funds - 11.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.34% (b)	3,491,508,277	$ 3,491,508
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	783,755,147	783,755
TOTAL MONEY MARKET FUNDS (Cost $4,275,263)		4,275,263
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $25,808,150)		38,211,290
NET OTHER ASSETS - (2.2)%		(814,619)
NET ASSETS - 100%		$ 37,396,671
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,419,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 48,929
Fidelity Securities Lending Cash Central Fund	1,944
Total	$ 50,873
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Abbey PLC	$ 37,862	$ -	$ -	$ 1,025	$ 41,965
ACE Cash Express, Inc.	37,275	-	37,946	-	-
Adams Resources & Energy, Inc.	17,024	-	34	-	15,801
Advanced Marketing Services, Inc.	7,323	-	-	-	5,352
AirNet Systems, Inc.	1,780	-	-	-	2,018
American Axle & Manufacturing Holdings, Inc.	82,167	-	-	752	94,056
American HomePatient, Inc.	2,394	-	-	-	1,648
American Italian Pasta Co. Class A	15,315	-	-	-	13,804
AMERIGROUP Corp.	98,940	-	20,085	-	82,390
AmSurg Corp.	53,873	3,163	3,112	-	51,499
Ansys, Inc.	131,703	-	-	-	132,019
Applebee's International, Inc.	146,520	-	-	-	188,265
Applied Innovation, Inc.	3,349	-	-	-	3,277
Apria Healthcare Group, Inc.	78,509	-	-	-	104,365
ArvinMeritor, Inc.	115,584	531	-	702	105,998
Astronics Corp.	7,840	-	2,137	-	8,068
Atlantic Tele-Network, Inc.	22,302	-	-	168	23,214
Axcelis Technologies, Inc.	49,770	-	-	-	62,100
AZZ, Inc.	16,323	-	-	-	20,572
Bairnco Corp.	5,177	-	55	30	5,469
Bank of the Ozarks, Inc.	51,013	-	-	159	49,727
Barratt Developments PLC	433,675	-	-	-	494,932
Beazer Homes USA, Inc.	56,282	27,338	-	135	86,680
Bellway PLC	208,344	-	11,197	-	231,246
BJ's Wholesale Club, Inc.	199,531	-	174	-	200,550
Black Box Corp.	81,440	-	-	119	88,334
Blonder Tongue Laboratories, Inc.	709	-	18	-	567
Blyth, Inc.	71,604	-	2,498	1,080	95,680
Brinker International, Inc.	150,242	-	1,365	460	213,578
Affiliates (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bristow Group, Inc.	$ 79,157	$ 240	$ -	$ -	$ 77,788
Buckeye Technologies, Inc.	28,080	-	-	-	38,900
C&D Technologies, Inc.	18,125	-	-	-	12,662
CAE, Inc.	120,779	-	2,572	118	137,790
Cagle's, Inc. Class A	2,963	-	-	-	3,797
Cantel Medical Corp.	22,255	-	-	-	22,240
Career Education Corp.	279,431	-	-	-	218,754
Cascade Corp.	46,435	-	-	188	64,256
Catalyst Semiconductor, Inc.	5,616	-	-	-	5,581
Catapult Communications Corp.	14,875	48	-	-	12,943
Cathay General Bancorp	131,610	550	-	322	123,917
Cattles PLC	109,024	-	-	1,860	125,680
CEC Entertainment, Inc.	109,261	-	-	-	127,539
Championship Auto Racing Teams, Inc.	-	-	-	-	-
Chase Corp.	6,378	-	-	162	8,871
Cherokee, Inc.	21,970	-	-	334	22,270
Chime Communications PLC	10,091	-	215	48	13,414
Chromcraft Revington, Inc.	11,248	-	-	-	9,094
ClearOne Communications, Inc.	2,884	-	-	-	3,255
Communications Systems, Inc.	6,544	-	-	62	6,854
Cooper Companies, Inc.	110,501	-	-	-	144,076
Corinthian Colleges, Inc.	93,940	-	36,343	-	-
Corvel Corp.	22,443	-	2,734	-	33,881
CPAC, Inc.	3,348	-	-	40	4,473
CPI International, Inc.	16,791	-	928	-	15,896
Craftmade International, Inc.	-	5,376	-	26	6,130
CTS Corp.	32,225	-	1,507	67	30,093
D.R. Horton, Inc.	670,089	1,015	-	9,386	733,630
Dataram Corp.	4,019	-	-	52	3,890
DCC PLC (Ireland)	199,318	-	-	-	224,595
Decorator Industries, Inc.	2,094	-	-	7	2,131
Delta Apparel, Inc.	14,854	156	-	43	15,904
Deswell Industries, Inc.	8,931	-	868	166	9,798
Direct General Corp.	35,109	-	-	85	27,914
Ditech Networks, Inc.	26,260	-	-	-	25,516
Dollar General Corp.	396,165	22,502	-	1,559	437,675
Dollar Tree Stores, Inc.	149,822	-	-	-	175,112
Dominion Homes, Inc.	6,339	-	-	-	5,182
Affiliates (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Doral Financial Corp.	$ 37,376	$ -	$ 1,497	$ -	$ 32,200
Draka Holding NV	60,444	-	-	-	72,309
Drew Industries, Inc.	43,035	-	-	-	50,081
DSG International Ltd.	-	-	1,242	-	-
Ducommun, Inc.	18,091	318	-	-	21,297
ECtel Ltd.	7,508	-	-	-	8,925
Educational Development Corp.	2,592	-	-	-	2,547
Encore Acquisition Co.	80,436	-	4,143	-	-
Epic Bancorp	3,761	-	-	10	3,631
Escalon Medical Corp.	2,838	-	-	-	1,597
ESS Technology, Inc.	6,766	-	3,996	-	-
Exact Holdings NV	36,404	-	2,933	-	-
Exactech, Inc.	15,815	-	-	-	15,328
ExpressJet Holdings, Inc. Class A	37,375	-	-	-	43,386
Farstad Shipping ASA	50,368	-	-	-	52,015
Federal Screw Works	2,422	-	-	16	2,305
Financial Industries Corp.	11,071	-	-	-	10,811
Finlay Enterprises, Inc.	7,742	-	-	-	6,812
First Bancorp, Puerto Rico	75,313	21	-	500	78,586
First Mutual Bancshares, Inc.	14,204	145	-	59	15,646
FMC Corp.	178,901	-	1,702	522	197,081
Footstar, Inc.	8,971	-	-	-	9,999
Foremost Income Fund	24,305	-	-	440	25,654
Fossil, Inc.	129,190	-	-	-	155,370
Fremont General Corp.	90,525	-	-	561	74,103
Fresh Del Monte Produce, Inc.	97,462	40	-	290	90,481
Friedmans, Inc. Class A	-	-	-	-	-
Gehl Co.	19,334	-	5,723	-	-
Genesco, Inc.	63,038	-	-	-	87,489
Genlyte Group, Inc.	184,308	-	-	-	204,739
Gildan Activewear, Inc. Class A	179,417	-	-	-	213,844
Global Imaging Systems, Inc.	98,195	7,277	-	-	108,334
Goodfellow, Inc.	9,477	-	-	211	9,620
GrafTech International Ltd.	33,162	7,926	-	-	45,626
Greenbrier Companies, Inc.	44,017	-	-	-	59,419
Hampshire Group Ltd.	15,512	-	-	-	12,769
Hankook Shell Oil Co. Ltd.	4,744	-	-	-	4,917
Hardinge, Inc.	12,263	-	-	27	13,123
Affiliates (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Harris Steel Group, Inc.	$ 43,714	$ -	$ -	$ 125	$ 42,255
Health Management Associates, Inc. Class A	502,535	-	-	1,483	486,962
Heijmans NV	100,655	-	1,023	-	99,933
Helen of Troy Ltd.	53,794	-	-	-	73,835
Henry Boot PLC	38,995	-	-	252	49,053
Horizon Health Corp.	10,874	641	-	-	13,536
Hot Topic, Inc.	66,083	-	20,916	-	25,275
Hovnanian Enterprises, Inc. Class A	169,057	-	-	-	190,412
HTL International Holdings Ltd.	19,647	-	-	348	20,088
ICT Automatisering NV	10,027	-	529	-	8,339
InFocus Corp.	10,281	-	7,639	-	-
Innospec, Inc.	33,711	-	181	109	45,532
Interstate Bakeries Corp.	18,944	-	-	-	8,005
Intest Corp.	3,855	-	-	-	4,974
Intracom Holdings SA (Reg.)	43,604	-	-	-	47,390
INZI Controls Co. Ltd.	8,605	-	-	-	7,367
IPC Holdings Ltd.	114,960	-	7,567	640	112,650
Jack Henry & Associates, Inc.	111,193	7,216	1,979	346	135,098
Jack in the Box, Inc.	140,012	-	-	-	199,191
JAKKS Pacific, Inc.	22,508	6,783	-	-	38,414
JLM Couture, Inc.	493	-	-	-	493
Jos. A. Bank Clothiers, Inc.	7,310	16,383	-	-	26,925
KEC Corp.	11,154	-	-	-	11,771
KHD Humboldt Wedag International Ltd.	22,143	-	-	-	27,176
Komag, Inc.	-	63,660	-	-	75,262
Komplett ASA	13,741	-	-	-	16,743
Korea Electric Terminal Co. Ltd.	9,101	-	-	-	10,261
Lenox Group, Inc.	9,678	-	-	-	8,357
Libbey, Inc.	11,140	-	-	35	16,155
LifePoint Hospitals, Inc.	113,704	-	2,662	-	117,150
Lincare Holdings, Inc.	327,214	5,649	-	-	320,901
M/I Homes, Inc.	55,741	-	-	43	62,142
Maine & Maritimes Corp.	1,822	-	-	-	1,794
MAIR Holdings, Inc.	11,100	-	-	-	11,020
Marine Products Corp.	33,232	-	-	194	41,385
Marten Transport Ltd.	14,402	5,634	-	-	22,015
Affiliates (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Massachusetts Financial Corp. Class A	$ 1,146	$ -	$ -	$ -	$ 1,337
Medical Action Industries, Inc.	23,179	-	-	-	27,779
Melexis NV	48,425	-	-	1,647	51,304
Mercury Computer Systems, Inc.	18,180	609	-	-	17,281
Merit Medical Systems, Inc.	39,505	-	4,084	-	38,398
Mesa Laboratories, Inc.	3,369	64	-	16	4,138
Metro One Telecommunications, Inc.	1,408	-	487	-	983
Metro, Inc. Class A (sub. vtg.)	255,548	-	-	1,544	300,818
Michang Oil Industrial Co. Ltd.	2,804	-	-	-	2,953
MOCON, Inc.	2,983	-	-	25	3,225
Monaco Coach Corp.	17,730	-	-	100	19,878
Monro Muffler Brake, Inc.	24,808	-	1,915	52	28,069
Monterey Gourmet Foods, Inc.	6,249	-	1,674	-	-
Moog, Inc. Class A	110,918	18,000	-	-	139,976
Mothers Work, Inc.	18,195	-	3,025	-	23,322
Multimedia Games, Inc.	20,950	906	-	-	21,127
Murakami Corp.	6,247	-	-	24	6,220
National Dentex Corp.	11,260	735	-	-	10,863
National Healthcare Corp.	46,190	-	658	180	54,801
National Western Life Insurance Co. Class A	53,645	-	-	84	55,942
NCI Building Systems, Inc.	98,154	-	1,217	-	124,470
Neoware, Inc.	7,316	16,252	-	-	23,701
NETGEAR, Inc.	63,740	913	-	-	89,514
Netsmart Technologies, Inc.	5,558	-	1,390	-	-
Newship Ltd.	675	-	-	-	-
Next PLC	459,451	-	3,068	-	512,812
Ngai Lik Industrial Holdings Ltd.	5,058	-	-	-	5,121
Nicholas Financial, Inc.	7,580	-	454	-	6,786
North Central Bancshares, Inc.	5,653	-	-	47	5,582
Northrim Bancorp, Inc.	3,474	4,888	-	35	9,200
Northwest Pipe Co.	18,410	-	-	-	20,389
Nutraceutical International Corp.	16,146	-	-	-	17,198
Odyssey Healthcare, Inc.	51,112	-	-	-	37,604
Oil States International, Inc.	136,906	6,203	-	-	130,216
Affiliates (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OM Group, Inc.	$ 91,312	$ -	$ -	$ -	$ 148,200
On Assignment, Inc.	15,757	-	17,285	-	-
Optical Cable Corp.	2,347	-	-	-	2,996
Option Care, Inc.	36,157	2,679	-	67	43,277
Orbotech Ltd.	64,680	-	-	-	72,450
Oriental Financial Group, Inc.	16,763	1,991	-	168	17,884
Orthofix International NV	55,680	-	607	-	62,356
Overland Storage, Inc.	10,080	-	2,846	-	3,872
P&F Industries, Inc. Class A	3,815	-	-	-	4,424
P.A.M. Transportation Services, Inc.	17,206	-	-	-	15,308
Pacific Sunwear of California, Inc.	125,931	-	-	-	133,027
Packeteer, Inc.	31,769	-	-	-	38,921
Papa John's International, Inc.	93,206	-	8,419	-	97,255
Pason Systems, Inc.	71,801	-	-	-	64,401
Peak International Ltd.	2,594	-	-	-	3,043
Pemco Aviation Group, Inc.	2,453	-	-	-	1,962
Pericom Semiconductor Corp.	21,840	-	19,362	-	-
Perry Ellis International, Inc.	15,361	-	15,438	-	-
Pervasive Software, Inc.	9,189	91	-	-	8,565
Petroleum Development Corp.	56,789	-	-	-	58,841
Piolax, Inc.	17,617	-	1,831	84	13,919
Plantronics, Inc.	73,994	-	-	238	100,386
Pomeroy IT Solutions, Inc.	9,164	-	-	-	10,945
Progress Software Corp.	52,001	1,920	-	-	68,603
ProSafe ASA	130,469	-	4,555	-	-
Qualstar Corp.	3,808	-	-	-	4,035
Quiksilver, Inc.	155,180	-	-	-	167,163
Quipp, Inc.	1,090	-	-	7	1,126
R&G Financial Corp. Class B	15,442	-	-	-	14,326
RCM Technologies, Inc.	5,779	-	-	-	6,270
RehabCare Group, Inc.	24,031	-	-	-	16,508
Reliability, Inc.	153	-	49	-	92
Rex Stores Corp.	19,586	-	-	-	23,506
Ringerikes Sparebank	1,461	-	-	-	1,337
Rocky Brands, Inc.	5,961	-	-	-	6,903
Ruby Tuesday, Inc.	139,930	-	-	-	176,824
Affiliates (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ryan's Restaurant Group, Inc.	$ 61,825	$ -	$ -	$ -	$ 63,590
S.Y. Bancorp, Inc.	25,163	-	1,436	120	23,580
Safeway, Inc.	702,025	-	25	1,438	734,000
Saga Communications, Inc. Class A	13,754	-	-	-	15,202
ScanSource, Inc.	72,543	-	-	-	76,542
ScS Upholstery PLC	21,314	-	-	-	24,427
SED International Holdings, Inc.	408	-	-	-	437
Seksun Corp. Ltd.	6,408	-	-	116	7,503
Shaw Group, Inc.	129,105	-	-	-	165,733
Shinsegae Engineering & Construction Co. Ltd.	12,227	-	-	-	10,675
ShoLodge, Inc.	2,753	-	-	-	2,904
SigmaTel, Inc.	16,480	-	-	-	17,384
Sigmatron International, Inc.	3,198	7	-	-	3,559
Simpson Manufacturing Co. Ltd.	120,911	14,050	-	385	136,577
Sino-Forest Corp.	67,282	-	-	-	69,991
Sonic Corp.	177,120	-	91,895	-	113,750
Southern Energy Homes, Inc.	9,633	-	11,901	-	-
SpectraLink Corp.	12,326	-	8,461	-	-
Spectrum Control, Inc.	12,774	-	3,157	-	8,900
Spherion Corp.	21,944	-	-	-	20,934
Sportscene Group, Inc. Class A	5,299	-	-	-	5,812
Stanley Furniture Co., Inc.	29,432	-	-	104	28,743
Stantec, Inc.	64,080	-	-	-	76,970
Steiner Leisure Ltd.	67,101	-	-	-	76,219
Sterling Bancorp, New York	26,548	-	7,872	238	-
Stoneridge, Inc.	21,418	-	1,521	-	14,243
Strattec Security Corp.	20,025	-	-	-	19,325
Summa Industries, Inc.	4,331	-	6,563	26	-
Sunjin Co. Ltd.	8,442	-	-	-	8,429
Superior Essex, Inc.	55,619	-	1,234	-	66,610
SYNNEX Corp.	47,334	-	39	-	51,592
Tap Oil NL	13,771	-	-	-	11,131
TB Wood's Corp.	1,991	471	-	18	3,760
Technology Solutions Co.	1,731	-	1,526	-	-
Teekay Shipping Corp.	178,284	-	-	986	170,607
Affiliates (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tejon Ranch Co.	$ 40,006	$ -	$ -	$ -	$ 47,545
The BISYS Group, Inc.	93,206	-	8,811	-	75,072
The PMI Group, Inc.	378,956	-	-	469	380,651
Theragenics Corp.	9,254	-	-	-	9,313
Timberland Co. Class A	75,378	15,449	-	-	100,032
Tokyo Kisen Co. Ltd.	3,526	-	-	-	3,292
Total Energy Services Trust	40,117	-	1,947	575	30,418
Tower Automotive, Inc.	344	-	116	-	-
Trifast PLC	7,239	-	-	-	8,856
TT electronics PLC	33,686	-	61	690	42,442
TTI Team Telecom International Ltd.	4,092	-	3,846	-	-
Universal Security Instruments, Inc.	-	4,511	-	-	5,541
UnumProvident Corp.	308,370	1,645	-	1,433	377,798
UnumProvident Corp. unit	20,832	2,687	-	464	-
Up, Inc.	4,548	-	-	-	4,131
URS Corp.	118,800	-	76,599	-	-
USEC, Inc.	90,748	-	-	-	96,177
USG Corp.	305,976	-	-	-	322,674
Utah Medical Products, Inc.	14,171	-	-	95	15,955
W Holding Co., Inc.	53,309	1,652	-	433	59,190
W&T Offshore, Inc.	208,788	23,937	-	207	233,013
Washington Savings Bank Fsb	3,720	-	-	-	4,182
Western Metals Corp.	257	-	-	-	200
Westwood One, Inc.	29,772	4,593	-	447	39,975
Wheeling Pittsburgh Corp.	18,648	-	-	-	16,637
Winland Electronics, Inc.	1,261	-	-	-	1,432
Wireless Telecom Group, Inc.	3,831	-	-	-	3,097
Wolverine Tube, Inc.	6,569	-	-	-	4,324
XETA Technologies, Inc.	2,457	-	-	-	3,266
Xyratex Ltd.	34,744	17,527	-	-	50,223
Yankee Candle Co., Inc.	110,367	-	-	-	153,679
Young Innovations, Inc.	29,202	549	-	34	30,668
Total	$ 15,953,396	$ 324,941	$ 502,894	$ 37,962	$ 16,791,222
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $25,813,067,000. Net unrealized appreciation aggregated $12,398,223,000, of which $13,785,062,000 related to appreciated investment securities and $1,386,839,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund

October 31, 2006

FVD-QTLY-1206

1.809083.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.4%
Renault SA	31,800	$ 3,720,030
Diversified Consumer Services - 0.0%
Service Corp. International (SCI)	3,600	32,832
Hotels, Restaurants & Leisure - 3.0%
Accor SA	35,600	2,471,927
Applebee's International, Inc.	28,300	645,806
Aristocrat Leisure Ltd.	295,600	3,187,724
Boyd Gaming Corp.	61,800	2,439,246
Chipotle Mexican Grill, Inc. Class B (a)	4,054	236,754
Domino's Pizza, Inc.	154,900	4,210,182
Greek Organization of Football Prognostics SA	16,400	585,704
McDonald's Corp.	158,934	6,662,513
Minor International PCL (For. Reg.)	1,688,900	497,175
OSI Restaurant Partners, Inc.	125,800	4,185,366
WMS Industries, Inc. (a)	99,065	3,499,966
		28,622,363
Household Durables - 0.9%
Bassett Furniture Industries, Inc.	29,800	492,296
Cyrela Brazil Realty SA	51,000	1,029,052
La-Z-Boy, Inc.	128,200	1,570,450
Urbi, Desarrollos Urbanos, SA de CV (a)	112,000	343,254
Whirlpool Corp.	60,800	5,285,344
		8,720,396
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	114,000	2,781,600
Media - 1.0%
Clear Channel Communications, Inc.	80,100	2,791,485
Gannett Co., Inc.	5,000	295,700
Grupo Televisa SA de CV (CPO) sponsored ADR	31,100	767,548
News Corp. Class A	131,652	2,744,944
R.H. Donnelley Corp.	8,700	523,914
Viacom, Inc. Class B (non-vtg.) (a)	60,600	2,358,552
		9,482,143
Multiline Retail - 1.5%
Federated Department Stores, Inc.	100,700	4,421,737
JCPenney Co., Inc.	58,600	4,408,478
Lojas Renner SA	26,000	324,241
Sears Holdings Corp. (a)	26,900	4,693,243
		13,847,699
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.1%
AutoZone, Inc. (a)	4,200	$ 470,400
Home Depot, Inc.	107,600	4,016,708
OfficeMax, Inc.	114,100	5,428,878
		9,915,986
Textiles, Apparel & Luxury Goods - 1.0%
Brown Shoe Co., Inc.	46,600	1,815,536
Liz Claiborne, Inc.	104,927	4,424,772
Polo Ralph Lauren Corp. Class A	10,700	759,700
VF Corp.	32,000	2,432,320
		9,432,328
TOTAL CONSUMER DISCRETIONARY		86,555,377
CONSUMER STAPLES - 5.4%
Beverages - 0.2%
Pernod Ricard SA	11,600	2,323,099
Food & Staples Retailing - 2.1%
Rite Aid Corp.	577,500	2,702,700
Safeway, Inc.	270,944	7,954,916
Wal-Mart de Mexico SA de CV Series V	126,100	439,348
Wal-Mart Stores, Inc.	168,000	8,279,040
		19,376,004
Food Products - 0.7%
Chiquita Brands International, Inc.	142,600	1,953,620
Del Monte Foods Co.	84,600	912,834
Tyson Foods, Inc. Class A	262,200	3,788,790
		6,655,244
Personal Products - 1.1%
Avon Products, Inc.	258,800	7,870,108
Playtex Products, Inc. (a)	215,800	3,008,252
		10,878,360
Tobacco - 1.3%
Altria Group, Inc.	145,400	11,825,382
TOTAL CONSUMER STAPLES		51,058,089
ENERGY - 13.1%
Energy Equipment & Services - 7.8%
Halliburton Co.	318,200	10,293,770
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	330,047	$ 19,934,839
Noble Corp.	214,760	15,054,676
Schlumberger Ltd. (NY Shares)	151,700	9,569,236
Smith International, Inc.	478,548	18,893,075
		73,745,596
Oil, Gas & Consumable Fuels - 5.3%
Alpha Natural Resources, Inc. (a)	80,900	1,287,119
Aurora Oil & Gas Corp. (a)(d)	650,320	2,015,992
Cabot Oil & Gas Corp.	93,600	4,952,376
Foundation Coal Holdings, Inc.	132,400	4,860,404
Peabody Energy Corp.	151,400	6,354,258
Plains Exploration & Production Co. (a)	155,000	6,554,950
Quicksilver Resources, Inc. (a)	10,900	373,652
Ultra Petroleum Corp. (a)	186,000	9,926,820
Valero Energy Corp.	253,300	13,255,189
		49,580,760
TOTAL ENERGY		123,326,356
FINANCIALS - 25.2%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	12,140	625,210
Bank of New York Co., Inc.	71,400	2,454,018
Merrill Lynch & Co., Inc.	86,810	7,588,930
Morgan Stanley	116,500	8,904,095
State Street Corp.	13,600	873,528
		20,445,781
Commercial Banks - 2.8%
Cathay General Bancorp	86,543	2,981,406
East West Bancorp, Inc.	79,000	2,884,290
UCBH Holdings, Inc.	161,292	2,764,545
Wachovia Corp.	160,553	8,910,692
Wells Fargo & Co.	249,500	9,054,355
		26,595,288
Consumer Finance - 0.3%
Capital One Financial Corp.	33,300	2,641,689
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 5.3%
Bank of America Corp.	416,600	$ 22,442,242
JPMorgan Chase & Co.	589,600	27,970,621
		50,412,863
Insurance - 8.8%
ACE Ltd.	161,671	9,255,665
AFLAC, Inc.	91,200	4,096,704
Allied World Assurance Co. Holdings Ltd.	25,900	1,081,584
American International Group, Inc.	217,100	14,582,607
Aspen Insurance Holdings Ltd.	370,815	9,203,628
Axis Capital Holdings Ltd.	250,200	8,219,070
Endurance Specialty Holdings Ltd.	259,046	9,234,990
Hartford Financial Services Group, Inc.	56,100	4,890,237
Marsh & McLennan Companies, Inc.	45,600	1,342,464
MetLife, Inc.	17,700	1,011,201
Platinum Underwriters Holdings Ltd.	290,674	8,679,526
Scottish Re Group Ltd.	141,200	1,613,916
The St. Paul Travelers Companies, Inc.	182,600	9,336,338
W.R. Berkley Corp.	2,700	99,522
		82,647,452
Real Estate Investment Trusts - 4.0%
CBL & Associates Properties, Inc.	23,028	1,007,014
Corporate Office Properties Trust (SBI)	93,600	4,473,144
Developers Diversified Realty Corp.	69,000	4,202,100
Duke Realty Corp.	43,700	1,750,622
Equity Office Properties Trust	107,100	4,551,750
Equity Residential (SBI)	149,800	8,180,578
General Growth Properties, Inc.	81,490	4,229,331
Kimco Realty Corp.	90,100	4,003,143
United Dominion Realty Trust, Inc. (SBI)	159,900	5,175,963
		37,573,645
Real Estate Management & Development - 0.4%
Mitsubishi Estate Co. Ltd.	168,000	4,021,888
Wharf Holdings Ltd.	39,000	132,387
		4,154,275
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	72,300	2,756,076
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae	100,000	$ 5,926,000
Hudson City Bancorp, Inc.	319,000	4,379,870
		13,061,946
TOTAL FINANCIALS		237,532,939
HEALTH CARE - 7.9%
Biotechnology - 0.4%
Alkermes, Inc. (a)	42,816	719,309
Amgen, Inc. (a)	35,700	2,709,987
		3,429,296
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	167,900	7,718,363
Becton, Dickinson & Co.	54,400	3,809,632
C.R. Bard, Inc.	50,600	4,147,176
		15,675,171
Health Care Providers & Services - 1.6%
Acibadem Saglik Hizmetleri AS	83,000	911,306
Brookdale Senior Living, Inc.	104,800	5,042,976
Cardinal Health, Inc.	76,800	5,026,560
Chemed Corp.	54,000	1,916,460
Medco Health Solutions, Inc. (a)	43,500	2,327,250
		15,224,552
Life Sciences Tools & Services - 0.2%
Fisher Scientific International, Inc. (a)	14,500	1,241,490
Thermo Electron Corp. (a)	16,300	698,781
		1,940,271
Pharmaceuticals - 4.0%
Elan Corp. PLC sponsored ADR (a)	7,000	101,360
Johnson & Johnson	64,200	4,327,080
Merck & Co., Inc.	202,100	9,179,382
Novartis AG sponsored ADR	76,200	4,627,626
Pfizer, Inc.	651,000	17,349,150
Teva Pharmaceutical Industries Ltd. sponsored ADR	74,900	2,469,453
		38,054,051
TOTAL HEALTH CARE		74,323,341
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.4%
General Dynamics Corp.	28,400	$ 2,019,240
Honeywell International, Inc.	211,500	8,908,380
Precision Castparts Corp.	37,724	2,567,495
		13,495,115
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	31,300	2,358,455
Building Products - 0.3%
Masco Corp.	110,800	3,063,620
Commercial Services & Supplies - 0.8%
Allied Waste Industries, Inc.	197,000	2,393,550
The Brink's Co.	43,400	2,278,066
Waste Management, Inc.	73,500	2,754,780
		7,426,396
Construction & Engineering - 1.3%
Fluor Corp.	115,498	9,058,508
Shaw Group, Inc. (a)	110,468	2,934,030
		11,992,538
Machinery - 0.8%
Deere & Co.	64,400	5,482,372
Flowserve Corp. (a)	37,030	1,962,590
		7,444,962
Road & Rail - 2.0%
AMERCO (a)	32,626	2,992,457
Burlington Northern Santa Fe Corp.	57,400	4,450,222
CSX Corp.	129,300	4,612,131
Laidlaw International, Inc.	145,196	4,212,136
Landstar System, Inc.	60,100	2,791,044
		19,057,990
TOTAL INDUSTRIALS		64,839,076
INFORMATION TECHNOLOGY - 17.7%
Computers & Peripherals - 4.1%
Hewlett-Packard Co.	111,200	4,307,888
Imation Corp.	96,418	4,413,052
International Business Machines Corp.	100,300	9,260,699
Komag, Inc. (a)(d)	124,700	4,769,775
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	231,100	$ 9,595,272
Seagate Technology	293,700	6,631,746
		38,978,432
Electronic Equipment & Instruments - 4.2%
Agilent Technologies, Inc. (a)	125,700	4,474,920
Amphenol Corp. Class A	152,998	10,388,564
Arrow Electronics, Inc. (a)	146,031	4,359,025
Avnet, Inc. (a)	93,188	2,206,692
Flextronics International Ltd. (a)	329,800	3,825,680
FLIR Systems, Inc. (a)	85,600	2,734,064
Ingram Micro, Inc. Class A (a)	126,100	2,598,921
Molex, Inc.	106,500	3,716,850
Solectron Corp. (a)	553,500	1,848,690
Vishay Intertechnology, Inc. (a)	250,100	3,373,849
		39,527,255
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	79,700	1,648,196
IT Services - 0.6%
Mastercard, Inc. Class A	39,200	2,904,720
Satyam Computer Services Ltd. sponsored ADR	129,200	2,856,612
		5,761,332
Office Electronics - 0.4%
Xerox Corp. (a)	249,100	4,234,700
Semiconductors & Semiconductor Equipment - 4.1%
Applied Materials, Inc.	227,000	3,947,530
ASML Holding NV (NY Shares) (a)	177,000	4,042,680
Atmel Corp. (a)	677,600	3,896,200
Axcelis Technologies, Inc. (a)	301,200	2,078,280
Broadcom Corp. Class A (a)	92,500	2,799,975
Brooks Automation, Inc. (a)	161,800	2,297,560
DSP Group, Inc. (a)	135,784	2,949,228
Intel Corp.	213,300	4,551,822
Maxim Integrated Products, Inc.	128,400	3,853,284
National Semiconductor Corp.	157,230	3,819,117
ON Semiconductor Corp. (a)	586,600	3,648,652
PMC-Sierra, Inc. (a)	63,100	418,353
		38,302,681
Software - 4.1%
BEA Systems, Inc. (a)	171,278	2,786,693
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cognos, Inc. (a)	73,800	$ 2,692,225
Compuware Corp. (a)	214,600	1,725,384
Hyperion Solutions Corp. (a)	66,900	2,502,060
Microsoft Corp.	471,400	13,533,894
Nintendo Co. Ltd.	12,800	2,617,784
Parametric Technology Corp. (a)	147,600	2,884,104
Quest Software, Inc. (a)	181,600	2,674,968
Symantec Corp. (a)	208,500	4,136,640
Ubisoft Entertainment SA (a)	43,548	2,688,075
		38,241,827
TOTAL INFORMATION TECHNOLOGY		166,694,423
MATERIALS - 2.5%
Chemicals - 1.0%
Ashland, Inc.	66,556	3,933,460
Cytec Industries, Inc.	13,400	742,226
Monsanto Co.	99,400	4,395,468
		9,071,154
Metals & Mining - 1.5%
Alcoa, Inc.	149,000	4,307,590
Titanium Metals Corp. (a)	339,700	10,014,356
		14,321,946
TOTAL MATERIALS		23,393,100
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	649,720	22,252,910
BellSouth Corp.	177,740	8,016,074
Citizens Communications Co.	21,000	307,860
Verizon Communications, Inc.	241,400	8,931,800
		39,508,644
Wireless Telecommunication Services - 1.5%
America Movil SA de CV Series L sponsored ADR	20,100	861,687
American Tower Corp. Class A (a)	119,100	4,289,982
Bharti Airtel Ltd. (a)	39,600	508,691
Crown Castle International Corp.	109,700	3,691,405
MTN Group Ltd.	21,500	195,553
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Philippine Long Distance Telephone Co. sponsored ADR	6,300	$ 299,943
SBA Communications Corp. Class A (a)	163,300	4,361,743
		14,209,004
TOTAL TELECOMMUNICATION SERVICES		53,717,648
UTILITIES - 3.4%
Electric Utilities - 1.6%
Edison International	87,600	3,892,944
Exelon Corp.	75,800	4,698,084
FPL Group, Inc.	44,800	2,284,800
PPL Corp.	126,800	4,377,136
		15,252,964
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	423,733	9,317,889
Multi-Utilities - 0.8%
CMS Energy Corp. (a)	272,367	4,055,545
Duke Energy Corp.	113,200	3,581,648
		7,637,193
TOTAL UTILITIES		32,208,046
TOTAL COMMON STOCKS (Cost $829,391,331)		913,648,395
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 5.34% (b)	23,718,409	23,718,409
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	1,576,250	1,576,250
TOTAL MONEY MARKET FUNDS (Cost $25,294,659)		25,294,659
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $854,685,990)		938,943,054
NET OTHER ASSETS - 0.3%		2,798,725
NET ASSETS - 100%		$ 941,741,779
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 247,892
Fidelity Securities Lending Cash Central Fund	2,981
Total	$ 250,873
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $861,833,891. Net unrealized appreciation aggregated $77,109,163, of which $88,901,529 related to appreciated investment securities and $11,792,366 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 20, 2006